Sep-25-03 03:40pm From-

T-099 P.002/002 F-362

Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03028347

Cert NYS

1-31774

NYSE

RECD S.E.C.
SEP 25 2003
081

September 25, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
SEP 29 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, EATON VANCE TAX-ADVANTAGED DIVIDEND INCOME FUND, Common Shares of Beneficial Interest, $0.01 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on September 25, 2003. Tentative listing date – September 26, 2003.

Sincerely,

[signature]